OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.
                     Supplement Dated March 26, 1997
     to the Statement of Additional Information dated March 21, 1997

     The Statement of Additional Information is amended as follows:

     In the section entitled "Directors and Officers of the Fund," the biography for Paul Y. Clinton on page 19 is revised by changing the address under his name to 39 Blossom Avenue, Osterville, Massachusetts 02655.

March 26, 1997                                                   PX0254.003